Distribution Date:	08/17/26	BBCMS Mortgage Trust 2025-C32
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2025-C32

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Barclays Commercial Mortgage Securities LLC
Certificate Factor Detail	3		Attention: General Contact		RRcmbs@barclays.com;
					SPLegalNotices@barclays.com
Certificate Interest Reconciliation Detail	4		745 Seventh Avenue | New York, NY 10019 | United States
Additional Information	5	Master Servicer	Midland Loan Services, a Division of PNC Bank, N.A.
Bond / Collateral Reconciliation - Cash Flows	6		Attention: Executive Vice President – Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Argentic Services Company LP
Mortgage Loan Detail (Part 1)	13-15		Andrew Hundertmark		ahundertmark@argenticservices.com
			740 East Campbell Road, Suite 600 | Richardson, TX 75081 | United States
Mortgage Loan Detail (Part 2)	16-18
		Certificate Administrator	Computershare Trust Company, N.A.
Principal Prepayment Detail	19
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Historical Detail	20				trustadministrationgroup@computershare.com
Delinquency Loan Detail	21		9062 Old Annapolis Road | Columbia, MD 21045 | United States
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Collateral Stratification and Historical Detail	22	Representations Reviewer
Specially Serviced Loan Detail - Part 1	23		Attention: BBCMS 2025-C32 Surveillance Manager		cmbs.notices@parkbridgefinancial.com
Specially Serviced Loan Detail - Part 2	24		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Modified Loan Detail	25	Trustee	Computershare Trust Company, N.A.
Historical Liquidated Loan Detail	26		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Historical Bond / Collateral Loss Reconciliation Detail	27		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Interest Shortfall Detail - Collateral Level	28	Directing Certificateholder	Argentic Securities Income USA 2 LLC
Supplemental Notes	29		-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	07337AAA4	4.968000%	10,063,000.00	2,799,434.05	78,092.90	11,589.66	0.00	0.00	89,682.56	2,721,341.15	30.22%	30.00%
A-3	07337AAB2	5.608000%	16,952,000.00	16,952,000.00	0.00	79,222.35	0.00	0.00	79,222.35	16,952,000.00	30.22%	30.00%
A-4	07337AAC0	5.433000%	52,035,000.00	52,035,000.00	0.00	235,588.46	0.00	0.00	235,588.46	52,035,000.00	30.22%	30.00%
A-5	07337AAD8	5.720000%	601,965,000.00	601,965,000.00	0.00	2,869,366.50	0.00	0.00	2,869,366.50	601,965,000.00	30.22%	30.00%
A-SB	07337AAE6	5.704000%	18,800,000.00	18,800,000.00	0.00	89,362.67	0.00	0.00	89,362.67	18,800,000.00	30.22%	30.00%
A-S	07337AAF3	5.930000%	67,482,000.00	67,482,000.00	0.00	333,473.55	0.00	0.00	333,473.55	67,482,000.00	23.42%	23.25%
B	07337AAG1	6.130000%	38,740,000.00	38,740,000.00	0.00	197,896.83	0.00	0.00	197,896.83	38,740,000.00	19.52%	19.38%
C	07337AAH9	6.125000%	53,736,000.00	53,736,000.00	0.00	274,277.50	0.00	0.00	274,277.50	53,736,000.00	14.10%	14.00%
D	07337AAT3	4.500000%	32,491,000.00	32,491,000.00	0.00	121,841.25	0.00	0.00	121,841.25	32,491,000.00	10.83%	10.75%
E	07337AAV8	4.500000%	16,246,000.00	16,246,000.00	0.00	60,922.50	0.00	0.00	60,922.50	16,246,000.00	9.19%	9.13%
F	07337AAX4	4.500000%	26,243,000.00	26,243,000.00	0.00	98,411.25	0.00	0.00	98,411.25	26,243,000.00	6.55%	6.50%
G	07337AAZ9	4.500000%	19,995,000.00	19,995,000.00	0.00	74,981.25	0.00	0.00	74,981.25	19,995,000.00	4.53%	4.50%
J-RR	07337ABB1	7.035348%	9,997,000.00	9,997,000.00	0.00	58,610.32	0.00	0.00	58,610.32	9,997,000.00	3.53%	3.50%
K-RR*	07337ABD7	7.035348%	34,991,508.00	34,991,508.00	0.00	205,147.88	0.00	0.00	205,147.88	34,991,508.00	0.00%	0.00%
R	07337ABF2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			999,736,508.00	992,472,942.05	78,092.90	4,710,691.97	0.00	0.00	4,788,784.87	992,394,849.15

X-A	07337AAJ5	1.343128%	699,815,000.00	692,551,434.05	0.00	775,154.27	0.00	0.00	775,154.27	692,473,341.15
X-B	07337AAK2	0.991403%	159,958,000.00	159,958,000.00	0.00	132,152.34	0.00	0.00	132,152.34	159,958,000.00
X-D	07337AAM8	2.535348%	48,737,000.00	48,737,000.00	0.00	102,971.07	0.00	0.00	102,971.07	48,737,000.00
X-F	07337AAP1	2.535348%	26,243,000.00	26,243,000.00	0.00	55,445.96	0.00	0.00	55,445.96	26,243,000.00
X-G	07337AAR7	2.535348%	19,995,000.00	19,995,000.00	0.00	42,245.24	0.00	0.00	42,245.24	19,995,000.00
Notional SubTotal			954,748,000.00	947,484,434.05	0.00	1,107,968.88	0.00	0.00	1,107,968.88	947,406,341.15

Deal Distribution Total					78,092.90	5,818,660.85	0.00	0.00	5,896,753.75

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	07337AAA4	278.19080294	7.76039948	1.15171023	0.00000000	0.00000000	0.00000000	0.00000000	8.91210971	270.43040346
A-3	07337AAB2	1,000.00000000	0.00000000	4.67333353	0.00000000	0.00000000	0.00000000	0.00000000	4.67333353	1,000.00000000
A-4	07337AAC0	1,000.00000000	0.00000000	4.52749995	0.00000000	0.00000000	0.00000000	0.00000000	4.52749995	1,000.00000000
A-5	07337AAD8	1,000.00000000	0.00000000	4.76666667	0.00000000	0.00000000	0.00000000	0.00000000	4.76666667	1,000.00000000
A-SB	07337AAE6	1,000.00000000	0.00000000	4.75333351	0.00000000	0.00000000	0.00000000	0.00000000	4.75333351	1,000.00000000
A-S	07337AAF3	1,000.00000000	0.00000000	4.94166667	0.00000000	0.00000000	0.00000000	0.00000000	4.94166667	1,000.00000000
B	07337AAG1	1,000.00000000	0.00000000	5.10833325	0.00000000	0.00000000	0.00000000	0.00000000	5.10833325	1,000.00000000
C	07337AAH9	1,000.00000000	0.00000000	5.10416667	0.00000000	0.00000000	0.00000000	0.00000000	5.10416667	1,000.00000000
D	07337AAT3	1,000.00000000	0.00000000	3.75000000	0.00000000	0.00000000	0.00000000	0.00000000	3.75000000	1,000.00000000
E	07337AAV8	1,000.00000000	0.00000000	3.75000000	0.00000000	0.00000000	0.00000000	0.00000000	3.75000000	1,000.00000000
F	07337AAX4	1,000.00000000	0.00000000	3.75000000	0.00000000	0.00000000	0.00000000	0.00000000	3.75000000	1,000.00000000
G	07337AAZ9	1,000.00000000	0.00000000	3.75000000	0.00000000	0.00000000	0.00000000	0.00000000	3.75000000	1,000.00000000
J-RR	07337ABB1	1,000.00000000	0.00000000	5.86279084	0.00000000	0.00000000	0.00000000	0.00000000	5.86279084	1,000.00000000
K-RR	07337ABD7	1,000.00000000	0.00000000	5.86279048	0.00000000	0.02042638	0.00000000	0.00000000	5.86279048	1,000.00000000
R	07337ABF2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	07337AAJ5	989.62073412	0.00000000	1.10765598	0.00000000	0.00000000	0.00000000	0.00000000	1.10765598	989.50914335
X-B	07337AAK2	1,000.00000000	0.00000000	0.82616899	0.00000000	0.00000000	0.00000000	0.00000000	0.82616899	1,000.00000000
X-D	07337AAM8	1,000.00000000	0.00000000	2.11279049	0.00000000	0.00000000	0.00000000	0.00000000	2.11279049	1,000.00000000
X-F	07337AAP1	1,000.00000000	0.00000000	2.11279046	0.00000000	0.00000000	0.00000000	0.00000000	2.11279046	1,000.00000000
X-G	07337AAR7	1,000.00000000	0.00000000	2.11279020	0.00000000	0.00000000	0.00000000	0.00000000	2.11279020	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	07/01/26 - 07/30/26	30	0.00	11,589.66	0.00	11,589.66	0.00	0.00	0.00	11,589.66	0.00
A-3	07/01/26 - 07/30/26	30	0.00	79,222.35	0.00	79,222.35	0.00	0.00	0.00	79,222.35	0.00
A-4	07/01/26 - 07/30/26	30	0.00	235,588.46	0.00	235,588.46	0.00	0.00	0.00	235,588.46	0.00
A-5	07/01/26 - 07/30/26	30	0.00	2,869,366.50	0.00	2,869,366.50	0.00	0.00	0.00	2,869,366.50	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	89,362.67	0.00	89,362.67	0.00	0.00	0.00	89,362.67	0.00
X-A	07/01/26 - 07/30/26	30	0.00	775,154.27	0.00	775,154.27	0.00	0.00	0.00	775,154.27	0.00
X-B	07/01/26 - 07/30/26	30	0.00	132,152.34	0.00	132,152.34	0.00	0.00	0.00	132,152.34	0.00
X-D	07/01/26 - 07/30/26	30	0.00	102,971.07	0.00	102,971.07	0.00	0.00	0.00	102,971.07	0.00
X-F	07/01/26 - 07/30/26	30	0.00	55,445.96	0.00	55,445.96	0.00	0.00	0.00	55,445.96	0.00
X-G	07/01/26 - 07/30/26	30	0.00	42,245.24	0.00	42,245.24	0.00	0.00	0.00	42,245.24	0.00
A-S	07/01/26 - 07/30/26	30	0.00	333,473.55	0.00	333,473.55	0.00	0.00	0.00	333,473.55	0.00
B	07/01/26 - 07/30/26	30	0.00	197,896.83	0.00	197,896.83	0.00	0.00	0.00	197,896.83	0.00
C	07/01/26 - 07/30/26	30	0.00	274,277.50	0.00	274,277.50	0.00	0.00	0.00	274,277.50	0.00
D	07/01/26 - 07/30/26	30	0.00	121,841.25	0.00	121,841.25	0.00	0.00	0.00	121,841.25	0.00
E	07/01/26 - 07/30/26	30	0.00	60,922.50	0.00	60,922.50	0.00	0.00	0.00	60,922.50	0.00
F	07/01/26 - 07/30/26	30	0.00	98,411.25	0.00	98,411.25	0.00	0.00	0.00	98,411.25	0.00
G	07/01/26 - 07/30/26	30	0.00	74,981.25	0.00	74,981.25	0.00	0.00	0.00	74,981.25	0.00
J-RR	07/01/26 - 07/30/26	30	0.00	58,610.32	0.00	58,610.32	0.00	0.00	0.00	58,610.32	0.00
K-RR	07/01/26 - 07/30/26	30	710.59	205,147.88	0.00	205,147.88	0.00	0.00	0.00	205,147.88	714.75
Totals			710.59	5,818,660.85	0.00	5,818,660.85	0.00	0.00	0.00	5,818,660.85	714.75

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

	Additional Information
Total Available Distribution Amount (1)	5,896,753.75
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	5,831,917.11	Master Servicing Fee	3,325.47
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	8,059.16
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	427.32
ARD Interest	0.00	Operating Advisor Fee	1,230.67
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	213.66
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	5,831,917.11	Total Fees	13,256.26

Principal		Expenses/Reimbursements
Scheduled Principal	78,092.90	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	78,092.90	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	5,818,660.85
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	78,092.90
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Initial Interest Deposit Amount	0.00	Borrower Option Extension Fees	0.00

Total Other Collected	0.00	Total Payments to Certificateholders and Others	5,896,753.75
Total Funds Collected	5,910,010.01	Total Funds Distributed	5,910,010.01

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	992,472,942.23	992,472,942.23	Beginning Certificate Balance	992,472,942.05
(-) Scheduled Principal Collections	78,092.90	78,092.90	(-) Principal Distributions	78,092.90
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	992,394,849.33	992,394,849.33	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	992,472,942.21	992,472,942.21	Ending Certificate Balance	992,394,849.15
Ending Actual Collateral Balance	992,394,849.31	992,394,849.31

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.18)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.18)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	7.04%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
9,999,999 or less	27	155,072,030.22	15.63%	100	6.8206	1.547826	1.29 or less	10	162,102,470.60	16.33%	101	6.9469	1.087213
10,000,000 to 14,999,999	13	151,039,614.33	15.22%	100	6.8072	1.575740	1.30 to 1.49	16	299,573,027.34	30.19%	100	6.9377	1.386780
15,000,000 to 19,999,999	4	67,900,000.00	6.84%	95	6.4979	1.940928	1.50 to 1.79	25	300,991,587.77	30.33%	99	6.8041	1.682028
20,000,000 to 29,999,999	8	181,900,000.00	18.33%	100	6.7927	1.613936	1.80 to 1.99	4	74,987,000.00	7.56%	101	6.5874	1.854610
30,000,000 to 39,999,999	5	174,550,000.00	17.59%	100	6.8493	1.711756	2.00 to 2.49	4	125,000,000.00	12.60%	99	6.7476	2.063840
40,000,000 to 54,999,999	3	135,433,204.78	13.65%	101	7.0264	1.345429	2.50 or more	3	29,740,763.62	3.00%	100	6.1232	2.763239
55,000,000 or greater	2	126,500,000.00	12.75%	100	6.8158	1.524111	Totals	62	992,394,849.33	100.00%	100	6.8239	1.589277
Totals	62	992,394,849.33	100.00%	100	6.8239	1.589277
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Arizona	3	37,330,176.82	3.76%	101	6.8984	1.590432
							Industrial	13	107,460,157.76	10.83%	100	6.6826	1.653053
California	7	200,887,430.00	20.24%	99	6.7215	1.742526
							Lodging	16	132,794,088.50	13.38%	100	7.3427	1.614793
Colorado	1	7,183,466.52	0.72%	100	7.7550	1.410000
							Mixed Use	6	227,750,000.00	22.95%	98	6.7570	1.520768
Florida	8	80,975,000.00	8.16%	100	6.9472	1.699420
							Mobile Home Park	2	4,100,000.00	0.41%	101	6.6620	1.700000
Georgia	4	30,052,000.00	3.03%	100	7.0693	1.523539
							Multi-Family	13	163,577,527.83	16.48%	100	6.5714	1.532800
Hawaii	1	3,794,508.59	0.38%	100	7.7550	1.410000
							Office	1	36,150,000.00	3.64%	101	6.7500	1.820000
Illinois	3	34,733,885.11	3.50%	100	7.3315	1.381923
							Other	8	53,233,204.78	5.36%	100	7.6186	1.410000
Indiana	2	4,947,965.30	0.50%	100	7.2374	1.474426
							Retail	11	225,332,370.44	22.71%	100	6.7250	1.592886
Kentucky	1	1,774,415.14	0.18%	100	6.5500	1.560000
							Self Storage	7	41,997,500.00	4.23%	100	6.4935	1.935377
Louisiana	4	54,500,000.00	5.49%	99	6.4218	1.533853
							Totals	77	992,394,849.33	100.00%	100	6.8239	1.589277
Maryland	4	83,950,000.00	8.46%	101	6.9193	1.211799

Massachusetts	2	24,625,000.00	2.48%	100	7.5053	1.501584

Michigan	2	6,700,000.00	0.68%	99	6.6900	1.353731

New York	3	33,187,000.00	3.34%	100	6.3131	2.143314

North Carolina	2	11,500,000.00	1.16%	99	7.5124	1.287739

Ohio	3	95,047,121.62	9.58%	98	6.6735	1.962463

Oklahoma	1	5,749,985.50	0.58%	100	7.7550	1.410000

Pennsylvania	7	90,900,004.82	9.16%	100	6.6435	1.511476

South Carolina	1	13,024,000.00	1.31%	99	6.7730	1.530000

Tennessee	2	8,405,364.43	0.85%	100	6.5382	1.732747

Texas	5	32,749,088.50	3.30%	99	7.3779	0.948810

Virginia	2	38,600,000.00	3.89%	100	6.6864	1.391658

Washington	1	36,150,000.00	3.64%	101	6.7500	1.820000

Wisconsin	8	55,628,436.97	5.61%	99	6.7574	1.373704

Totals	77	992,394,849.33	100.00%	100	6.8239	1.589277

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	5.99900 or less	2	10,840,763.62	1.09%	99	5.9371	3.204741	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	6.00000 to 6.49900	13	143,437,705.28	14.45%	100	6.3793	1.742614	13 months to 24 months	59	967,354,085.71	97.48%	100	6.8296	1.584159
	6.50000 to 6.99900	33	631,983,822.56	63.68%	100	6.7231	1.565223	25 months or greater	3	25,040,763.62	2.52%	85	6.6029	1.787000
	7.00000 to 7.49900	9	107,680,106.82	10.85%	100	7.2886	1.572467	Totals	62	992,394,849.33	100.00%	100	6.8239	1.589277
	7.50000 to 7.99900	4	92,258,362.55	9.30%	100	7.6808	1.509222
	8.00000 or greater	1	6,194,088.50	0.62%	101	8.1150	(0.850000)
	Totals	62	992,394,849.33	100.00%	100	6.8239	1.589277
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	113 months or less	62	992,394,849.33	100.00%	100	6.8239	1.589277	Interest Only	41	649,835,930.00	65.48%	100	6.7842	1.564585
114 months to 117 months		0	0.00	0.00%	0	0.0000	0.000000	298 months or less	3	16,160,009.89	1.63%	99	7.5167	1.028675
	118 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months to 355 months	16	269,405,527.84	27.15%	98	6.7105	1.729833
	Totals	62	992,394,849.33	100.00%	100	6.8239	1.589277	356 months to 358 months	0	0.00	0.00%	0	0.0000	0.000000
								359 months to 360 months	0	0.00	0.00%	0	0.0000	0.000000
								361 months or greater	2	56,993,381.60	5.74%	100	7.6162	1.365366
								Totals	62	992,394,849.33	100.00%	100	6.8239	1.589277
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	62	992,394,849.33	100.00%	100	6.8239	1.589277			No outstanding loans in this group
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	62	992,394,849.33	100.00%	100	6.8239	1.589277
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A-1-1	30511557	RT	Mission Viejo	CA	Actual/360	6.725%	202,684.03	0.00	0.00	N/A	01/01/35	--	35,000,000.00	35,000,000.00	08/01/26
1A-1-4	30511561				Actual/360	6.725%	57,909.72	0.00	0.00	N/A	01/01/35	--	10,000,000.00	10,000,000.00	08/01/26
1A-1-5	30511562				Actual/360	6.725%	28,954.86	0.00	0.00	N/A	01/01/35	--	5,000,000.00	5,000,000.00	08/01/26
1A-2-2	30511564				Actual/360	6.725%	115,819.44	0.00	0.00	N/A	01/01/35	--	20,000,000.00	20,000,000.00	08/01/26
1A-3-1	30511565				Actual/360	6.725%	115,819.44	0.00	0.00	N/A	01/01/35	--	20,000,000.00	20,000,000.00	08/01/26
2A-1	30322880	MU	Beavercreek	OH	Actual/360	6.600%	321,108.33	0.00	0.00	N/A	10/06/34	--	56,500,000.00	56,500,000.00	08/06/26
2A-3	30322882				Actual/360	6.600%	184,708.33	0.00	0.00	N/A	10/06/34	--	32,500,000.00	32,500,000.00	08/06/26
3	30322884	MU	Owings Mills	MD	Actual/360	6.990%	421,341.67	0.00	0.00	N/A	01/06/35	--	70,000,000.00	70,000,000.00	08/06/26
4A-1	30511622	IN	Various	Various	Actual/360	6.467%	111,376.11	0.00	0.00	N/A	12/06/34	--	20,000,000.00	20,000,000.00	08/06/26
4A-2	30511623				Actual/360	6.467%	55,688.06	0.00	0.00	N/A	12/06/34	--	10,000,000.00	10,000,000.00	08/06/26
4A-3	30511624				Actual/360	6.467%	55,688.06	0.00	0.00	N/A	12/06/34	--	10,000,000.00	10,000,000.00	08/06/26
4A-4	30511625				Actual/360	6.467%	27,844.03	0.00	0.00	N/A	12/06/34	--	5,000,000.00	5,000,000.00	08/06/26
4A-5	30511626				Actual/360	6.467%	27,844.03	0.00	0.00	N/A	12/06/34	--	5,000,000.00	5,000,000.00	08/06/26
4A-6	30511627				Actual/360	6.467%	27,844.03	0.00	0.00	N/A	12/06/34	--	5,000,000.00	5,000,000.00	08/06/26
4A-7	30511628				Actual/360	6.467%	27,844.03	0.00	0.00	N/A	12/06/34	--	5,000,000.00	5,000,000.00	08/06/26
5A-1	30322885	98	Various	Various	Actual/360	7.755%	306,817.48	11,884.45	0.00	N/A	12/06/34	--	45,945,089.23	45,933,204.78	08/06/26
6	30511580	MF	Warminster	PA	Actual/360	6.538%	264,607.39	0.00	0.00	N/A	01/01/35	--	47,000,000.00	47,000,000.00	08/01/26
7	30322887	MU	Sebastopol	CA	Actual/360	6.779%	248,092.57	0.00	0.00	N/A	01/11/35	--	42,500,000.00	42,500,000.00	08/11/26
8A-1	30322888	LO	Various	Various	Actual/360	7.460%	188,872.46	0.00	0.00	N/A	12/06/34	--	29,400,000.00	29,400,000.00	08/06/26
8A-2	30322949				Actual/360	7.460%	65,527.18	0.00	0.00	N/A	12/06/34	--	10,200,000.00	10,200,000.00	08/06/26
9	30322889	LO	Various	Various	Actual/360	7.540%	240,245.52	0.00	0.00	N/A	12/06/34	--	37,000,000.00	37,000,000.00	08/06/26
10	30511676	OF	Redmond	WA	Actual/360	6.750%	210,121.88	0.00	0.00	N/A	01/06/35	--	36,150,000.00	36,150,000.00	08/06/26
11	30511534	RT	Woodbridge	VA	Actual/360	6.568%	191,730.87	0.00	0.00	N/A	12/06/34	--	33,900,000.00	33,900,000.00	08/06/26
12	30511448	RT	Philadelphia	PA	Actual/360	6.600%	159,133.33	0.00	0.00	N/A	11/05/34	--	28,000,000.00	28,000,000.00	08/05/26
13	30322890	MF	Various	LA	Actual/360	6.360%	125,963.33	0.00	0.00	N/A	10/06/34	--	23,000,000.00	23,000,000.00	08/06/26
14A-2-1	30511572	IN	Various	Various	Actual/360	6.550%	112,805.56	0.00	0.00	N/A	12/06/34	--	20,000,000.00	20,000,000.00	07/06/26
14A-3	30511573				Actual/360	6.550%	14,100.69	0.00	0.00	N/A	12/06/34	--	2,500,000.00	2,500,000.00	07/06/26
15	30511669	LO	Carlsbad	CA	Actual/360	7.248%	134,188.67	0.00	0.00	N/A	01/06/35	--	21,500,000.00	21,500,000.00	08/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
16	30511382	MF	Milwaukee	WI	Actual/360	6.789%	64,443.06	8,555.63	0.00	N/A	11/01/34	--	11,023,287.86	11,014,732.23	08/01/26
17	30511425	MF	Milwaukee	WI	Actual/360	6.887%	50,287.16	6,409.24	0.00	N/A	11/01/34	--	8,479,453.57	8,473,044.33	08/01/26
18	30511581	MF	Rochester	NY	Actual/360	6.230%	101,393.25	0.00	0.00	N/A	12/06/34	--	18,900,000.00	18,900,000.00	08/06/26
19A-2	30322891	MU	Rohnert Park	CA	Actual/360	6.524%	101,122.00	0.00	0.00	N/A	05/11/33	--	18,000,000.00	18,000,000.00	07/11/26
20	30511652	SS	Los Angeles	CA	Actual/360	6.260%	86,248.89	0.00	0.00	N/A	01/06/35	--	16,000,000.00	16,000,000.00	08/06/26
21	30322892	IN	Kissimmee	FL	Actual/360	7.058%	91,165.83	0.00	0.00	N/A	11/06/34	--	15,000,000.00	15,000,000.00	08/06/26
22	30511589	LO	Riverview	FL	Actual/360	6.912%	86,304.00	0.00	0.00	N/A	01/06/35	--	14,500,000.00	14,500,000.00	08/06/26
23	30322893	LO	Prescott Valley	AZ	Actual/360	6.737%	81,218.28	0.00	0.00	N/A	01/06/35	--	14,000,000.00	14,000,000.00	08/06/26
24	30322894	RT	Bluffton	SC	Actual/360	6.773%	75,959.95	0.00	0.00	N/A	11/06/34	--	13,024,000.00	13,024,000.00	08/06/26
25	30322895	MF	Houston	TX	Actual/360	6.930%	74,713.10	0.00	0.00	N/A	09/06/34	--	12,520,000.00	12,520,000.00	08/06/26
26	30511609	RT	Norcross	GA	Actual/360	6.682%	71,348.91	0.00	0.00	N/A	12/06/34	--	12,400,000.00	12,400,000.00	08/06/26
27	30322896	RT	Phoenix	AZ	Actual/360	6.955%	73,485.37	0.00	0.00	N/A	01/06/35	--	12,270,000.00	12,270,000.00	08/06/26
28	30322897	RT	Glendale	AZ	Actual/360	7.040%	67,088.00	6,392.84	0.00	N/A	01/06/35	--	11,066,569.66	11,060,176.82	08/06/26
29	30511246	MF	Milwaukee	WI	Actual/360	6.479%	56,121.84	8,523.64	0.00	N/A	10/01/34	--	10,059,228.92	10,050,705.28	08/01/26
30	30511551	MF	Milwaukee	WI	Actual/360	6.922%	59,049.26	7,354.01	0.00	N/A	12/01/34	--	9,906,577.78	9,899,223.77	08/01/26
31	30322898	MF	Hamburg	NY	Actual/360	6.278%	47,773.31	0.00	0.00	N/A	12/06/34	--	8,837,000.00	8,837,000.00	07/06/26
32	30511454	MF	Milwaukee	WI	Actual/360	6.915%	50,251.32	6,276.72	0.00	N/A	12/01/34	--	8,439,098.95	8,432,822.23	08/01/26
33	30322899	RT	Wilmington	NC	Actual/360	7.390%	52,817.97	0.00	0.00	N/A	12/06/34	--	8,300,000.00	8,300,000.00	08/06/26
34	30322900	MU	New Lenox	IL	Actual/360	6.870%	48,805.63	0.00	0.00	N/A	12/06/34	--	8,250,000.00	8,250,000.00	07/06/26
35	30511588	98	Cockeysville	MD	Actual/360	6.760%	42,494.11	0.00	0.00	N/A	12/06/34	--	7,300,000.00	7,300,000.00	08/06/26
36	30322901	SS	Gardena	CA	Actual/360	5.930%	35,744.72	0.00	0.00	N/A	02/01/35	--	7,000,000.00	7,000,000.00	07/01/26
37	30322902	RT	Fruitland	MD	Actual/360	6.350%	36,362.57	0.00	0.00	N/A	10/06/34	--	6,650,000.00	6,650,000.00	08/06/26
38	30322903	SS	Mt. Juliet	TN	Actual/360	6.535%	37,140.58	0.00	0.00	N/A	12/06/34	--	6,600,000.00	6,600,000.00	07/06/26
39	30322904	LO	Humble	TX	Actual/360	8.115%	43,358.08	10,633.04	0.00	N/A	01/06/35	--	6,204,721.54	6,194,088.50	08/06/26
40	30322905	IN	Muhlenberg Township PA		Actual/360	7.894%	41,678.06	6,122.41	0.00	N/A	01/06/35	--	6,131,280.18	6,125,157.77	08/06/26
41	30511674	RT	El Cajon	CA	Actual/360	7.130%	36,147.18	0.00	0.00	N/A	01/06/35	--	5,887,430.00	5,887,430.00	08/06/26
42	30322906	MF	Brooklyn	NY	Actual/360	6.658%	31,246.36	0.00	0.00	N/A	01/06/35	--	5,450,000.00	5,450,000.00	08/06/26
43	30511605	MH	Various	Various	Actual/360	6.662%	23,520.56	0.00	0.00	N/A	01/06/35	--	4,100,000.00	4,100,000.00	08/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
44	30322907	RT	Altoona	PA	Actual/360	5.950%	19,709.02	5,940.92	0.00	N/A	05/06/34	--	3,846,704.54	3,840,763.62	08/06/26
45	30322908	IN	Harlingen	TX	Actual/360	7.430%	24,536.54	0.00	0.00	N/A	01/01/35	--	3,835,000.00	3,835,000.00	07/01/26
46	30322909	SS	Livonia	MI	Actual/360	6.690%	21,891.17	0.00	0.00	N/A	11/01/34	--	3,800,000.00	3,800,000.00	07/01/26
47	30322910	SS	Morganton	NC	Actual/360	7.830%	21,576.00	0.00	0.00	N/A	07/06/34	--	3,200,000.00	3,200,000.00	08/06/26
48	30322911	SS	Warren	MI	Actual/360	6.690%	16,706.42	0.00	0.00	N/A	11/01/34	--	2,900,000.00	2,900,000.00	07/01/26
49	30322912	SS	Waynesboro	PA	Actual/360	7.220%	15,527.51	0.00	0.00	N/A	12/01/34	--	2,497,500.00	2,497,500.00	07/01/26
Totals							5,831,917.11	78,092.90	0.00				992,472,942.23	992,394,849.33
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A-1-1	22,902,294.32	22,334,966.68	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
1A-1-4	22,902,294.32	22,334,966.68	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
1A-1-5	22,902,294.32	22,334,966.68	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
1A-2-2	22,902,294.32	22,334,966.68	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
1A-3-1	22,902,294.32	22,334,966.68	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2A-1	15,543,168.56	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A-3	15,543,168.56	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	6,778,890.23	951,394.78	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4A-1	7,345,574.46	0.00	--	--	--	0.00	0.00	0.00	0.00	90,845.51	0.00
4A-2	7,345,574.46	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A-3	7,345,574.46	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A-4	7,345,574.46	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A-5	7,345,574.46	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A-6	7,345,574.46	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A-7	7,345,574.46	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A-1	9,529,048.31	2,277,097.38	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6	4,784,763.02	4,618,777.20	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7	4,003,558.86	868,750.55	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8A-1	4,569,686.06	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8A-2	4,569,686.06	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	5,236,002.31	5,089,821.20	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10	4,522,070.99	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	3,445,617.62	795,888.18	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,689,008.83	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,090,071.41	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14A-2-1	1,598,701.09	0.00	--	--	--	0.00	0.00	112,740.97	112,740.97	0.00	0.00
14A-3	1,598,701.09	0.00	--	--	--	0.00	0.00	14,092.62	14,092.62	0.00	0.00
15	1,910,801.75	991,427.46	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
16	1,225,582.83	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	942,274.74	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,990,731.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19A-2	7,070,550.30	0.00	--	--	--	0.00	0.00	101,063.87	101,063.87	0.00	0.00
20	1,926,330.06	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,855,757.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	2,463,480.18	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,999,689.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,453,920.07	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,239,354.57	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,306,659.52	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,635,330.16	1,563,893.18	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,051,273.64	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	965,200.56	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,162,725.29	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	955,220.49	0.00	--	--	--	0.00	0.00	47,383.32	47,383.32	0.00	0.00
32	946,311.34	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	871,592.95	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	747,053.51	0.00	--	--	--	0.00	0.00	48,441.54	48,441.54	0.00	0.00
35	701,272.94	728,248.14	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1,406,457.00	0.00	--	--	--	0.00	0.00	35,676.91	35,676.91	0.00	0.00
37	772,524.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	786,440.92	0.00	--	--	--	0.00	0.00	36,849.31	36,849.31	0.00	0.00
39	714,324.33	(446,770.66)	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1,015,753.37	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	731,621.73	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	399,066.54	118,007.77	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
43	410,543.24	477,335.76	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
44	917,723.78	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	477,338.00	0.00	--	--	--	0.00	0.00	24,499.39	24,499.39	0.00	0.00
46	369,376.00	0.00	--	--	--	0.00	0.00	21,854.36	21,854.36	0.00	0.00
47	318,484.29	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	257,449.00	0.00	--	--	--	0.00	0.00	16,678.33	16,678.33	0.00	0.00
49	224,543.00	0.00	--	--	--	0.00	0.00	15,503.31	15,503.31	0.00	0.00
Totals	296,655,395.32	129,708,704.34				0.00	0.00	474,783.93	474,783.93	90,845.51	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	45,933,204.78	0	0.00	0	0.00	6.823887%	6.808375%	100
07/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	45,945,089.23	0	0.00	0	0.00	6.823913%	6.808402%	101
06/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.823951%	6.808440%	102
05/15/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.824015%	6.808505%	103
04/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	46,081,850.20	1	5,584,386.76	0	0.00	6.824091%	6.808581%	104
03/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.829326%	6.813823%	105
02/18/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.829393%	6.813891%	106
01/16/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.829421%	6.813918%	107
12/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.829448%	6.813945%	108
11/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.829488%	6.813986%	109
10/20/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.829514%	6.814012%	110
09/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.829554%	6.814052%	111
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
14A-2-1	30511572	07/06/26	0	B	112,740.97	112,740.97	0.00	20,000,000.00
14A-3	30511573	07/06/26	0	B	14,092.62	14,092.62	0.00	2,500,000.00
19A-2	30322891	07/11/26	0	A	101,063.87	101,063.87	0.00	18,000,000.00
31	30322898	07/06/26	0	B	47,383.32	47,383.32	0.00	8,837,000.00
34	30322900	07/06/26	0	B	48,441.54	48,441.54	0.00	8,250,000.00
36	30322901	07/01/26	0	B	35,676.91	35,676.91	0.00	7,000,000.00
38	30322903	07/06/26	0	B	36,849.31	36,849.31	0.00	6,600,000.00
45	30322908	07/01/26	0	B	24,499.39	24,499.39	0.00	3,835,000.00
46	30322909	07/01/26	0	B	21,854.36	21,854.36	0.00	3,800,000.00
48	30322911	07/01/26	0	B	16,678.33	16,678.33	0.00	2,900,000.00
49	30322912	07/01/26	0	B	15,503.31	15,503.31	0.00	2,497,500.00
Totals					474,783.93	474,783.93	0.00	84,219,500.00
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		992,394,849	992,394,849	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	992,394,849	992,394,849	0	0	0	0
Jul-26	992,472,942	992,472,942	0	0	0	0
Jun-26	992,574,901	992,574,901	0	0	0	0
May-26	992,693,030	992,693,030	0	0	0	0
Apr-26	992,834,812	992,834,812	0	0	0	0
Mar-26	998,498,646	998,498,646	0	0	0	0
Feb-26	998,654,523	998,654,523	0	0	0	0
Jan-26	998,732,514	998,732,514	0	0	0	0
Dec-25	998,810,026	998,810,026	0	0	0	0
Nov-25	998,912,752	998,912,752	0	0	0	0
Oct-25	998,989,153	998,989,153	0	0	0	0
Sep-25	999,090,811	999,090,811	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
5A-1	30322885	0.00	7.75500%	0.00	7.75500%	8	03/20/26	03/27/26	04/03/26
5A-1	30322885	0.00	7.75500%	0.00	7.75500%	8	07/02/26	07/07/26	07/07/26
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
5A-1	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total			0.00

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29